Non-financial assets and liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Other Provisions [Line Items]
Current	$ 11,766	$ 20,985
Non-current	7,356	10,793
Total	19,122	31,778
Contingent consideration
Disclosure Of Other Provisions [Line Items]
Current	0	11,001
Non-current	7,352	10,778
Total	7,352	21,779
Employee benefits
Disclosure Of Other Provisions [Line Items]
Current	8,016	6,234
Non-current	4	15
Total	8,020	6,249
Provision for license agreements
Disclosure Of Other Provisions [Line Items]
Current	3,750	3,750
Non-current	0	0
Total	$ 3,750	$ 3,750